Transactions with related parties	6 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Transactions with related parties

13	Transactions with related parties
There were no changes in the related party transactions described in the Annual Report and Accounts 2017 that have had a material effect on the financial position or performance of HSBC in the half-year to 30 June 2018. All related party transactions that took place in the half-year to 30 June 2018 were similar in nature to those disclosed in the Annual Report and Accounts 2017.